Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2021	$ 81,038,365	$ 6,406,117	$ (52,322,182)	$ (332,640)	$ 136,579	$ 34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Shares issued for exercise of warrants	$ 74,227					74,227
Shares isued for exercise of warrants, shares	16,538
Share issue costs	$ (5,122)					(5,122)
Share-based payments		643,325				643,325
Net loss			(6,204,335)			(6,204,335)
Change in fair value of equity investments at FVOCI				(33,249)		(33,249)
Translation of foreign operations					(54,910)	(54,910)
Balance at Mar. 31, 2022	$ 81,159,345	7,024,442	(58,526,517)	(365,889)	81,669	29,373,050
Balance, shares at Mar. 31, 2022	33,197,984
Balance at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants						92,292
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Balance at Mar. 31, 2022	$ 81,159,345	7,024,442	(58,526,517)	(365,889)	81,669	29,373,050
Balance, shares at Mar. 31, 2022	33,197,984
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 12,943					12,943
Share-based payments		2,667,699				2,667,699
Net loss			(21,450,029)			(21,450,029)
Change in fair value of equity investments at FVOCI				(65,234)		(65,234)
Translation of foreign operations					502,452	502,452
Shares issued for the exercise of RSUs	$ 2,427,801	(2,427,801)
Shares issued for the exercise of RSUs, shares	1,072,595
Shares issued for financing - ATM, shares	650,729
Shares issued for financing, shares	8,000,000
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
IfrsStatementLineItems [Line Items]
Share issue costs	$ (1,206,040)					(1,206,040)
Share-based payments		540,563				540,563
Net loss			(7,067,626)			(7,067,626)
Change in fair value of equity investments at FVOCI				57,033		57,033
Translation of foreign operations					(86,402)	(86,402)
Shares issued for the exercise of RSUs	$ 68,750	(68,750)
Shares issued for the exercise of RSUs, shares	63,657
Shares issued for financing – ATM (“At – the – market”)	$ 1,748,946					$ 1,748,946
Shares issued for financing - ATM, shares						1,748,946
Share issue costs	(187,697)					$ (187,697)
Shares issued for financing	10,856,166					10,856,166
Balance at Mar. 31, 2023	$ 94,880,214	$ 7,736,153	$ (87,044,172)	$ (374,090)	$ 497,719	$ 15,695,824
Balance, shares at Mar. 31, 2023	42,984,965